Stockholders' equity - Remuneration to the Company's stockholders (Details) $ / shares in Units, R$ in Millions, $ in Millions					12 Months Ended
	Feb. 26, 2018 BRL (R$)	Feb. 26, 2018 USD ($)	Dec. 14, 2017 BRL (R$)	Dec. 14, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)
Stockholders' equity
Minimum percentage of remuneration on the adjusted net income					25.00%
Net income of the year					$ 5,507	$ 3,982	$ (12,129)
Appropriation to legal reserve					(275)
Appropriation to tax incentive reserve					(216)
Net income after appropriations to legal reserve and tax incentive reserve					5,016
Minimum mandatory remuneration					1,475
Appropriation to investments reserve					$ 3,541
Minimum mandatory remuneration per share | $ / shares					$ 0.283780156
Advance of the stockholders' remuneration			R$ 2,183	$ 682
Complementary stockholders' remuneration payment	R$ 2,538	$ 793
Remuneration paid to stockholders					$ 1,456	$ 250
Remuneration paid to stockholders based on the on interest on capital (per share) | $ / shares					$ 0.282400343	$ 0.048511898